SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic net (loss) income per share of common stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Numerator:
Net (loss) income	$ (440,294)	$ 10,748,033	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930	$ 5,750,293
Denominator:
Basic weighted average common stock outstanding (in shares)	59,947,249	256,405
Basic net (loss) income per common stock (in dollars per share)	$ (0.01)	$ 41.92
Redeemable
Numerator:
Net (loss) income					(11,279,605)
Allocation of net income (loss)					$ (11,279,605)		$ 5,750,820
Denominator:
Basic weighted average common stock outstanding (in shares)					18,500		5,987,645
Basic net (loss) income per common stock (in dollars per share)					$ (609.72)
Non-redeemable
Numerator:
Net (loss) income					$ (108,927,342)		$ 5,750,820
Deemed dividend					(15,422,431)
Allocation of net income (loss)					$ (124,349,773)		$ 5,750,820
Denominator:
Basic weighted average common stock outstanding (in shares)					178,651		5,987,645
Basic net (loss) income per common stock (in dollars per share)					$ (696.05)		$ 0.96